Note 4 - Other receivables and other current assets, net: Movements Of Allowance For Credit Losses (Details) - USD ($)				12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Allowance for Credit Loss, Receivable, Other, Current	$ 320,155	$ 278,776	$ 252,947	$ 320,155	$ 278,776	$ 252,947	$ 239,594
Other Receivable And Other Current Assets Credit Loss Expense Reversal	28,384	38,690	20,247	28,384	38,690	20,247
OtherReceivableAndOtherCurrentAssetsAllowanceForCreditLossForeignCurrencyTranslation	$ 12,995	$ (12,861)	$ (6,894)	$ 12,995	$ (12,861)	$ (6,894)